UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23142

 NAME OF REGISTRANT:                     NexPoint Energy and Materials
                                         Opportunities Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  NexPoint Advisors, L.P.
                                         300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          214-276-6300

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.
NexPoint Energy and Materials Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         NexPoint Energy and Materials Opportunities Fund
By (Signature)       /s/ Stephanie Vitiello
Name                 Stephanie Vitiello
Title                Secretary
Date                 08/18/2022